Business Segmental Data (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue	[1]	$ 270,126		$ 261,253	$ 252,994
Non-current assets		737,305		1,070,757	980,888
Groups Operation
Disclosure of geographical areas [line items]
Non-current assets	[2]	722,043		1,032,736
Customers
Disclosure of geographical areas [line items]
Revenue discount component		34,467		6,816
United Arab Emirates | Groups Operation
Disclosure of geographical areas [line items]
Revenue		81,409		103,263	74,006
Non-current assets	[2]	295,685		570,016
United Arab Emirates | Customer Location
Disclosure of geographical areas [line items]
Revenue		62,527		67,993	62,966
United Kingdom | Groups Operation
Disclosure of geographical areas [line items]
Revenue		63,196		27,028	25,686
Non-current assets	[2]	32,287		18,678
United Kingdom | Customer Location
Disclosure of geographical areas [line items]
Revenue		1,180		5,200	$ 5,791
Isle of Man | Groups Operation
Disclosure of geographical areas [line items]
Non-current assets		$ 1,930	[2]

[1]	Net of significant discounting component
[2]	Non-current assets include property and equipment, intangible assets (tradename, content and others) goodwill and restricted deposit.